TAXES	12 Months Ended
Dec. 31, 2016
TAXES
TAXES

NOTE N. TAXES

($ in millions)

For the year ended
December 31:	2016	2015	2014
Income from continuing operations before income taxes
U.S. operations	$3,650	$5,915	$7,509
Non-U.S. operations	8,680	10,030	12,477

Total income from continuing operations before income taxes	$12,330	$15,945	$19,986

The income from continuing operations provision for income taxes by geographic operations is as follows:

($ in millions)

For the year ended
December 31:	2016	2015	2014
U.S. operations	$38	$849	$2,093
Non-U.S. operations	411	1,732	2,141

Total continuing operations provision for income taxes	$449	$2,581	$4,234

The components of the income from continuing operations provision for income taxes by taxing jurisdiction are as follows:

($ in millions)

For the year ended
December 31:	2016	2015	2014
U.S. federal
Current	$186	$(321)	$1,134
Deferred	(746)	553	105
	$(560)	$232	$1,239
U.S. state and local
Current	$244	$128	$541
Deferred	(44)	116	(105)
	$200	$244	$436
Non-U.S.
Current	$988	$2,101	$2,825
Deferred	(179)	4	(266)
	$809	$2,105	$2,559

Total continuing operations provision for income taxes	$449	$2,581	$4,234

Discontinued operations provision for income taxes	(2)	(117)	(1,617)
Provision for social security, real estate, personal property and other taxes	3,417	3,497	4,068

Total taxes included in net income	$3,864	$5,961	$6,685

A reconciliation of the statutory U.S. federal tax rate to the company’s effective tax rate from continuing operations is as follows:

For the year ended
December 31:	2016	2015	2014
Statutory rate	35%	35%	35%
Foreign tax differential	(21)	(17)	(14)
Japan resolution	(10)	0	0
State and local	1	1	1
Domestic incentives	(1)	(2)	(2)
Other	0	(1)	1

Effective rate	4%	16%	21%

Percentages rounded for disclosure purposes.

The significant components reflected within the tax rate reconciliation labeled “Foreign tax differential” include the effects of foreign subsidiaries’ earnings taxed at rates other than the U.S. statutory rate, foreign export incentives, the U.S. tax impacts of non-U.S. earnings repatriation and any net impacts of intercompany transactions. These items also reflect audit settlements, excluding Japan, or changes in the amount of unrecognized tax benefits associated with each of these items.

In 2016, the company favorably settled the remaining open items on the company’s U.S. income tax returns for 2011 and 2012 resulting in no further adjustments.

In April 2010, the company appealed the determination of the Japanese Tax Authorities with respect to certain foreign tax losses. The tax benefit of these losses, approximately $1.0 billion adjusted for currency, had been included in unrecognized tax benefits as of December 2015. In April 2011, the company received notification that the appeal was denied, and in June 2011, the company filed a lawsuit challenging this decision. In May 2014, the Tokyo District Court ruled in favor of the company. The Japanese government appealed the ruling to the Tokyo High Court. On March 25, 2015, the Tokyo High Court ruled in favor of IBM and, on April 7, 2015, the Japanese government appealed the ruling to the Japan Supreme Court. On February 18, 2016, the Supreme Court denied the government appeal thereby upholding the Tokyo High Court’s decision in favor of the company as the final judgment in this matter. This led to a refund of the taxes previously paid of $1.0 billion, which the company received in the first-quarter 2016 and included in the effective tax rate. Interest of $0.2 billion was also received.

The 2016 continuing operations effective tax rate decreased 12.5 points from 2015 driven by: the favorable resolution of the Japan tax matter described above (9.5 points), a benefit due to the year-to-year decrease in tax charges related to intercompany payments made by foreign subsidiaries and the intercompany licensing of certain IP (5.7 points), and a benefit from the geographic mix of pre-tax earnings year over year. These benefits were partially offset by a reduced benefit year to year related to audit settlements (2.3 points) and a decreased benefit year to year in the utilization of foreign tax credits (0.6 points).

The effect of tax law changes on deferred tax assets and liabilities did not have a material impact on the company’s effective tax rate.

The significant components of deferred tax assets and liabilities recorded in the Consolidated Statement of Financial Position were:

Deferred Tax Assets

($ in millions)

At December 31:	2016	2015*
Retirement benefits	$4,671	$4,621
Share-based and other compensation	1,132	963
Domestic tax loss/credit carryforwards	1,676	1,055
Deferred income	741	762
Foreign tax loss/credit carryforwards	816	767
Bad debt, inventory and warranty reserves	473	528
Depreciation	270	329
Accruals	624	904
Other	1,503	1,000
Gross deferred tax assets	11,906	10,929
Less: valuation allowance	916	740

Net deferred tax assets	$10,990	$10,189

*	Reclassified to conform to 2016 presentation

Deferred Tax Liabilities

($ in millions)

At December 31:	2016	2015
Depreciation	$856	$919
Retirement benefits	406	252
Goodwill and intangible assets	1,800	1,407
Leases	651	916
Software development costs	672	554
Deferred transition costs	351	395
Other	1,455	1,177

Gross deferred tax liabilities	$6,191	$5,620

For income tax return purposes, the company has foreign and domestic loss carryforwards, the tax effect of which is $855 million, as well as domestic and foreign credit carryforwards of $1,982 million. Substantially all of these carryforwards are available for at least two years and the majority are available for 10 years or more.

The valuation allowances as of December 31, 2016, 2015 and 2014 were $916 million, $740 million and $646 million, respectively. The amounts principally apply to certain foreign, state and local loss carryforwards and credits. In the opinion of management, it is more likely than not that these assets will not be realized. However, to the extent that tax benefits related to these carryforwards are realized in the future, the reduction in the valuation allowance will reduce income tax expense.

The amount of unrecognized tax benefits at December 31, 2016 decreased by $834 million in 2016 to $3,740 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

($ in millions)

	2016	2015	2014
Balance at January 1	$4,574	$5,104	$4,458
Additions based on tax positions related to the current year	560	464	697
Additions for tax positions of prior years	334	569	586
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(1,443)	(1,348)	(579)
Settlements	(285)	(215)	(58)

Balance at December 31	$3,740	$4,574	$5,104

The additions to unrecognized tax benefits related to the current and prior years are primarily attributable to non-U.S. issues, certain tax incentives and credits and state issues. The settlements and reductions to unrecognized tax benefits for tax positions of prior years are primarily attributable to the favorable resolution of the Japan tax matter, currency, non-U.S. audits and impacts due to lapses in statutes of limitation.

The liability at December 31, 2016 of $3,740 million can be reduced by $775 million of offsetting tax benefits associated with the correlative effects of potential transfer pricing adjustments, U.S. tax credits, state income taxes and timing adjustments. The net amount of $2,965 million, if recognized, would favorably affect the company’s effective tax rate. The net amounts at December 31, 2015 and 2014 were $3,724 million and $4,229 million, respectively.

Interest and penalties related to income tax liabilities are included in income tax expense. During the year ended December 31, 2016, the company recognized $62 million in interest expense and penalties; in 2015, the company recognized $141 million in interest expense and penalties; and, in 2014, the company recognized $216 million in interest expense and penalties. The company has $625 million for the payment of interest and penalties accrued at December 31, 2016, and had $613 million accrued at December 31, 2015.

Within the next 12 months, the company believes it is reasonably possible that the total amount of unrecognized tax benefits associated with certain positions may be reduced. The potential decrease in the amount of unrecognized tax benefits is associated with the anticipated resolution of the company’s U.S. income tax audit for 2013 and 2014, as well as various non-U.S. audits. The company estimates that the unrecognized tax benefits at December 31, 2016 could be reduced by $966 million.

The company is subject to taxation in the U.S. and various state and foreign jurisdictions. With respect to major U.S. state and foreign taxing jurisdictions, the company is generally no longer subject to tax examinations for years prior to 2012. With limited exception, the company is no longer subject to income tax examination of its U.S. federal tax return for years prior to 2013. The open years contain matters that could be subject to differing interpretations of applicable tax laws and regulations related to the amount and/or timing of income, deductions and tax credits. Although the outcome of tax audits is always uncertain, the company believes that adequate amounts of tax and interest have been provided for any significant adjustments that are expected to result for these years.

In the fourth quarter of 2013, the company received a draft tax assessment notice for approximately $866 million (approximately $789 million at 2016 year-end currency rates) from the Indian Tax Authorities for 2009. In July 2016, the Karnataka High Court in Bangalore set aside this assessment by way of court order and the company reached a mutual agreement with the Income Tax Department for a new assessment, which will take place over an 18 month period. At December 31, 2016, the company has recorded $568 million as prepaid income taxes in India. A significant portion of this balance represents cash tax deposits paid over time to protect the company’s right to appeal various income tax assessments made by the Indian Tax Authorities. The company believes it will prevail on these matters.

In the first quarter of 2016, the U.S. Internal Revenue Service commenced its audit of the company’s U.S. tax returns for 2013 and 2014. The company anticipates that this audit will be completed by the end of 2017.

The company has not provided deferred taxes on $71.4 billion of undistributed earnings of non-U.S. subsidiaries at December 31, 2016, as it is the company’s policy to indefinitely reinvest these earnings in non-U.S. operations. However, the company periodically repatriates a portion of these earnings to the extent that it does not incur an additional U.S. tax liability. Quantification of the deferred tax liability, if any, associated with indefinitely reinvested earnings is not practicable.